Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of intangible assets
Opening net book amount	£ 743,278	£ 754,467
Additions	250,702	154,664
Disposals	(8,914)	(14,391)
Amortization charge	(172,684)	(151,462)	£ (124,398)
Closing net book amount	812,382	743,278	754,467
Cost / gross value
Reconciliation of intangible assets
Opening net book amount	1,219,467	1,299,307
Closing net book amount	1,368,446	1,219,467	1,299,307
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(476,189)	(544,840)
Closing net book amount	(556,064)	(476,189)	(544,840)
Goodwill
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount	316,211	327,987
Additions	247,355	151,564
Disposals	(8,914)	(14,391)
Amortization charge	(169,767)	(148,949)
Closing net book amount	384,885	316,211	327,987
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	779,197	861,210
Closing net book amount	924,829	779,197	861,210
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(462,986)	(533,223)
Closing net book amount	(539,944)	(462,986)	(533,223)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount	5,614	5,027
Additions	3,347	3,100
Amortization charge	(2,917)	(2,513)
Closing net book amount	6,044	5,614	5,027
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	18,817	16,644
Closing net book amount	22,164	18,817	16,644
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(13,203)	(11,617)
Closing net book amount	£ (16,120)	£ (13,203)	£ (11,617)